MINIMUM REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
MINIMUM REGULATORY CAPITAL REQUIREMENTS
Schedule of actual capital amounts and ratios

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2012

Total Capital to Risk Weighted Assets	$26,153	17.9%	$11,694	8.0%	$14,617	10.0%

Tier 1 Capital to Risk Weighted Assets	24,373	16.7	5,847	4.0	8,770	6.0

Tier 1 Capital to Total Assets	24,373	11.5	8,457	4.0	10,571	5.0

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2011

Total Capital to Risk Weighted Assets	$20,608	14.2%	$11,611	8.0%	$14,513	10.0%

Tier 1 Capital to Risk Weighted Assets	19,105	13.2	5,805	4.0	8,708	6.0

Tier 1 Capital to Average Assets	19,105	9.6	7,993	4.0	9,991	5.0

Tangible Capital to Tangible Assets	19,105	9.6	2,989	1.5	N/A	N/A